Income Tax Expense - Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense
Current income tax expense	$ 68.8	$ 31.4	$ 161.4	$ 82.1
Deferred income tax expense	36.1	37.2	69.8	46.3
Income tax expense	$ 104.9	$ 68.6	$ 231.2	$ 128.4